Employee Benefits (Tables)	12 Months Ended
Dec. 31, 2017
Change In Benefit Obligations, Change In Plan Assets, Funded Status, Amounts Recognized on Balance Sheet, and Amounts Recognized In Accumulated Other Comprehensive Income (Pretax)
The following tables summarize benefit costs, as well as the benefit obligations, plan assets, funded status and rate assumptions associated with pension and postretirement health care and life insurance benefit plans.

Obligations and Funded Status

			(dollars in millions)
	Pension		Health Care and Life
At December 31,	2017	2016	2017	2016
Change in Benefit Obligations
Beginning of year	$21,112	$22,016	$19,650	$24,223
Service cost	280	322	149	193
Interest cost	683	677	659	746
Plan amendments	—	428	(545)	(5,142)
Actuarial loss, net	1,377	1,017	627	1,289
Benefits paid	(1,932)	(938)	(1,080)	(1,349)
Curtailment and termination benefits	11	4	—	—
Settlements paid	—	(1,270)	—	—
Divestiture (Note 2)	—	(1,144)	—	(310)
End of year	$21,531	$21,112	$19,460	$19,650

Change in Plan Assets
Beginning of year	$14,663	$16,124	$1,363	$1,760
Actual return on plan assets	2,342	882	134	35
Company contributions	4,141	837	702	917
Benefits paid	(1,932)	(938)	(1,080)	(1,349)
Settlements paid	—	(1,270)	—	—
Divestiture (Note 2)	(39)	(972)	—	—
End of year	$19,175	$14,663	$1,119	$1,363

Funded Status
End of year	$(2,356)	$(6,449)	$(18,341)	$(18,287)

As a result of the Access Line Sale, which closed on April 1, 2016, we derecognized $0.7 billion of defined benefit pension and other postretirement benefit plan obligations related to assets held for sale on our consolidated balance sheet as of December 31, 2016. See Note 2 for additional information.

			(dollars in millions)
	Pension		Health Care and Life
At December 31,	2017	2016	2017	2016
Amounts recognized on the balance sheet
Noncurrent assets	$21	$2	$—	$—
Current liabilities	(63)	(88)	(637)	(639)
Noncurrent liabilities	(2,314)	(6,363)	(17,704)	(17,648)
Total	$(2,356)	$(6,449)	$(18,341)	$(18,287)
Amounts recognized in Accumulated Other Comprehensive Income (Pre-tax)
Prior Service Cost (Benefit)	$404	$443	$(5,667)	$(6,072)
Total	$404	$443	$(5,667)	$(6,072)

Information for Pension Plans with Accumulated Benefit Obligation in Excess of Plan Assets
Information for pension plans with an accumulated benefit obligation in excess of plan assets follows:

	(dollars in millions)
At December 31,	2017	2016
Projected benefit obligation	$21,300	$21,048
Accumulated benefit obligation	21,242	20,990
Fair value of plan assets	18,923	14,596

Benefit or (Income) Cost Related to Pension and Postretirement Health Care and Life Insurance
The following table summarizes the components of net periodic benefit cost (income) related to our pension and postretirement health care and life insurance plans:

					(dollars in millions)
	Pension			Health Care and Life
Years Ended December 31,	2017	2016	2015	2017	2016	2015
Service cost - Cost of services	$215	$252	$291	$116	$150	$253
Service cost - Selling, general and administrative expense	65	70	83	33	43	71
Service cost	$280	$322	$374	$149	$193	$324

Amortization of prior service cost (credit)	39	21	(5)	(949)	(657)	(287)
Expected return on plan assets	(1,262)	(1,045)	(1,270)	(53)	(54)	(101)
Interest cost	683	677	969	659	746	1,117
Remeasurement loss (gain), net	337	1,198	(209)	546	1,300	(2,659)
Curtailment and termination benefits	11	4	—	—	—	—
Other components	$(192)	$855	$(515)	$203	$1,335	$(1,930)

Total	$88	$1,177	$(141)	$352	$1,528	$(1,606)

Other Pretax Changes in Plan Assets and Benefit Obligations Recognized in Other Comprehensive (Income) Loss
Other pre-tax changes in plan assets and benefit obligations recognized in other comprehensive (income) loss are as follows:

			(dollars in millions)
	Pension		Health Care and Life
At December 31,	2017	2016	2017	2016
Prior service cost (benefit)	$—	$428	$(544)	$(5,142)
Reversal of amortization items
Prior service (benefit) cost	(39)	(21)	949	657
Amounts reclassified to net income	—	87	—	451
Total recognized in other comprehensive (income) loss (pre-tax)	$(39)	$494	$405	$(4,034)

Weighted Average Assumptions Used in Determining Benefit Obligations and Net Periodic Cost
The weighted-average assumptions used in determining benefit obligations follow:

	Pension		Health Care and Life
At December 31,	2017	2016	2017	2016
Discount Rate	3.70%	4.30%	3.60%	4.20%
Rate of compensation increases	3.00%	3.00%	N/A	N/A

The weighted-average assumptions used in determining net periodic cost follow:

	Pension			Health Care and Life
At December 31,	2017	2016	2015	2017	2016	2015
Discount rate in effect for determining service cost	4.70%	4.50%	4.20%	4.60%	4.50%	4.20%
Discount rate in effect for determining interest cost	3.40	3.20	4.20	3.50	3.40	4.20
Expected return on plan assets	7.70	7.00	7.25	4.50	3.80	4.80
Rate of compensation increases	3.00	3.00	3.00	N/A	N/A	N/A

Health Care Cost Trend Rates
The assumed health care cost trend rates follow:

	Health Care and Life
At December 31,	2017	2016	2015
Healthcare cost trend rate assumed for next year	7.00%	6.50%	6.00%
Rate to which cost trend rate gradually declines	4.50	4.50	4.50
Year the rate reaches the level it is assumed to remain thereafter	2026	2025	2024

Effects of One Percentage Point Change in Assumed Health Care Cost Trend Rates
A one-percentage point change in the assumed health care cost trend rate would have the following effects:

	(dollars in millions)
One-Percentage Point	Increase	Decrease
Effect on 2017 service and interest cost	$25	$(24)
Effect on postretirement benefit obligation as of December 31, 2017	532	(516)

Expected Benefit Payments to Retirees
The benefit payments to retirees are expected to be paid as follows:

		(dollars in millions)
Year	Pension Benefits	Health Care and Life
2018	$2,401	$1,246
2019	2,098	1,249
2020	1,464	1,297
2021	1,212	1,318
2022	1,161	1,336
2023 to 2027	5,526	6,277

Schedule of Recorded Severance Liability
The following table provides an analysis of our severance liability recorded in accordance with the accounting standard regarding employers’ accounting for postemployment benefits:

				(dollars in millions)
Year	Beginning of Year	Charged to Expense	Payments	Other	End of Year
2015	$875	$551	$(619)	$(7)	$800
2016	800	417	(583)	22	656
2017	656	581	(564)	(46)	627

Pension
Fair Values for Plans by Asset Category
The fair values for the pension plans by asset category at December 31, 2017 are as follows:

	(dollars in millions)
Asset Category	Total	Level 1	Level 2	Level 3
Cash and cash equivalents	$2,889	$2,874	$15	$—
Equity securities	2,795	2,794	—	1
Fixed income securities
U.S. Treasuries and agencies	1,382	1,234	148	—
Corporate bonds	2,961	139	2,718	104
International bonds	1,068	17	1,031	20
Other	396	4	392	—
Real estate	627	—	—	627
Other
Private equity	580	—	—	580
Hedge funds	845	—	660	185
Total investments at fair value	13,543	7,062	4,964	1,517
Investments measured at NAV	5,632
Total	$19,175	$7,062	$4,964	$1,517

The fair values for the pension plans by asset category at December 31, 2016 are as follows:

	(dollars in millions)
Asset Category	Total	Level 1	Level 2	Level 3
Cash and cash equivalents	$1,228	$1,219	$9	$—
Equity securities	1,883	1,883	—	—
Fixed income securities
U.S. Treasuries and agencies	1,251	880	371	—
Corporate bonds	2,375	152	2,126	97
International bonds	713	20	679	14
Real estate	655	—	—	655
Other
Private equity	624	—	—	624
Hedge funds	526	—	522	4
Total investments at fair value	9,255	4,154	3,707	1,394
Investments measured at NAV	5,408
Total	$14,663	$4,154	$3,707	$1,394

Reconciliation of Beginning and Ending Balance of Plan Assets Measured at Fair Value
The following is a reconciliation of the beginning and ending balance of pension plan assets that are measured at fair value using significant unobservable inputs:

	(dollars in millions)
	Equity Securities	Corporate Bonds	International Bonds	Real Estate	Private Equity	Hedge Funds	Total
Balance at January 1, 2016	$3	$128	$20	$873	$609	$—	$1,633
Actual (loss) gain on plan assets	(1)	(9)	(2)	169	12	—	169
Purchases and sales	(2)	(22)	(4)	(387)	3	4	(408)
Balance at December 31, 2016	$—	$97	$14	$655	$624	$4	$1,394
Actual (loss) gain on plan assets	—	(1)	—	76	78	—	153
Purchases (sales)	119	27	22	(70)	(114)	183	167
Transfers out	(118)	(19)	(16)	(34)	(8)	(2)	(197)
Balance at December 31, 2017	$1	$104	$20	$627	$580	$185	$1,517

Health Care and Life
Fair Values for Plans by Asset Category
Health Care and Life Plans

The fair values for the other postretirement benefit plans by asset category at December 31, 2017 are as follows:

	(dollars in millions)
Asset Category	Total	Level 1	Level 2	Level 3
Cash and cash equivalents	$71	$1	$70	$—
Equity securities	294	294	—	—
Fixed income securities
U.S. Treasuries and agencies	23	22	1	—
Corporate bonds	141	141	—	—
International bonds	60	18	42	—
Total investments at fair value	589	476	113	—
Investments measured at NAV	530
Total	$1,119	$476	$113	$—

The fair values for the other postretirement benefit plans by asset category at December 31, 2016 are as follows:

	(dollars in millions)
Asset Category	Total	Level 1	Level 2	Level 3
Cash and cash equivalents	$131	$1	$130	$—
Equity securities	463	463	—	—
Fixed income securities
U.S. Treasuries and agencies	23	22	1	—
Corporate bonds	170	145	25	—
International bonds	60	30	30	—
Total investments at fair value	847	661	186	—
Investments measured at NAV	516
Total	$1,363	$661	$186	$—